Commitments and Contingencies - Schedule of Future Minimum Annual Lease Payments, Lease Liability, Classified (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases:
Lease liability	$ 1,002
Less: current portion of lease liability	(564)	$ (561)
Lease liability, less current portion	$ 438	$ 567